Consolidated Statement of Changes in Shareholders' Equity - EUR (€)	Total	Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)
Balance at beginning of period (in shares) at Dec. 31, 2021	79,556,722
Balance at beginning of period at Dec. 31, 2021	€ 107,440,000	€ 3,977,836	€ 375,219,667	€ (219,404,000)	€ 456,000	€ (52,809,000)
Net loss	(58,103,000)					(58,103,000)
Actuarial losses on defined benefit obligations	790,000				790,000
Foreign currency translation loss	(428,000)				(428,000)
Total comprehensive income (loss)	(57,741,000)			0	362,000	(58,103,000)
Allocation of prior period loss	€ 0			(52,809,000)		52,809,000
Exercise and subscription of equity instruments (in shares)	669,442
Exercise and subscription of equity instruments	€ 202,000	34,000	168,000
Increase capital, net	0
Share-based payment	€ 4,249,000		4,249,000
Balance at end of period (in shares) at Dec. 31, 2022	80,226,164
Balance at end of period at Dec. 31, 2022	€ 54,151,000	4,011,308	379,636,745	(272,213,000)	819,000	(58,103,000)
Net loss	(7,570,000)					(7,570,000)
Actuarial losses on defined benefit obligations	394,000				394,000
Foreign currency translation loss	276,000			994,000	(718,000)
Total comprehensive income (loss)	(6,900,000)			994,000	(324,000)	(7,570,000)
Allocation of prior period loss	€ 0			(58,103,000)		58,103,000
Exercise and subscription of equity instruments (in shares)	648,489
Exercise and subscription of equity instruments	€ 395,000	32,000	363,000
Increase capital, net	0
Share-based payment	€ 4,256,000		4,256,000
Balance at end of period (in shares) at Dec. 31, 2023	80,874,653
Balance at end of period at Dec. 31, 2023	€ 51,901,000	4,043,733	384,255,036	(329,323,000)	495,000	(7,570,000)
Net loss	(49,471,000)					(49,471,000)
Actuarial losses on defined benefit obligations	36,000				36,000
Foreign currency translation loss	(504,000)				(504,000)
Total comprehensive income (loss)	(49,939,000)				(468,000)	(49,471,000)
Allocation of prior period loss	€ 0			(7,570,000)		7,570,000
Exercise and subscription of equity instruments (in shares)	1,136,859
Exercise and subscription of equity instruments	€ 94,000	57,000	37,000
Increase capital, net (in shares)	1,832,899
Increase capital, net	€ 2,836,000	92,000	2,744,000
Share-based payment	€ 3,944,000		3,944,000
Balance at end of period (in shares) at Dec. 31, 2024	83,844,411
Balance at end of period at Dec. 31, 2024	€ 8,834,000	€ 4,192,000	€ 390,979,449	€ (336,893,000)	€ 27,000	€ (49,471,000)